Vanguard® S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (0.6%)
	New York Times Co. Class A	73,521	4,199
	Warner Music Group Corp. Class A	57,993	1,526
	Iridium Communications Inc.	44,391	1,128
*	EchoStar Corp. Class A	49,268	874
			7,727
Consumer Discretionary (14.7%)
*	Duolingo Inc. Class A	31,608	16,424
*	Burlington Stores Inc.	52,383	11,958
	Texas Roadhouse Inc. Class A	55,642	10,862
	Toll Brothers Inc.	83,312	8,685
	Wingstop Inc.	24,365	8,326
*	Planet Fitness Inc. Class A	70,209	7,220
*	TopBuild Corp.	24,455	6,918
*	Light & Wonder Inc.	73,654	6,638
	Somnigroup International Inc.	101,257	6,588
	Murphy USA Inc.	15,190	6,483
	H&R Block Inc.	111,632	6,357
*	Chewy Inc. Class A	138,153	6,251
	Churchill Downs Inc.	61,299	5,852
	Service Corp. International	73,370	5,723
	Wyndham Hotels & Resorts Inc.	64,846	5,368
	Dick's Sporting Goods Inc.	28,980	5,197
*	Grand Canyon Education Inc.	23,977	4,744
	Hyatt Hotels Corp. Class A	35,575	4,697
*	GameStop Corp. Class A	149,247	4,448
*	Cava Group Inc.	52,938	4,302
*	Crocs Inc.	36,761	3,750
*	Valvoline Inc.	106,065	3,669
*	Floor & Decor Holdings Inc. Class A	50,111	3,592
*	Ollie's Bargain Outlet Holdings Inc.	30,172	3,363
*	Abercrombie & Fitch Co. Class A	42,038	3,300
	Travel + Leisure Co.	57,003	2,769
	Vail Resorts Inc.	16,535	2,648
	Bath & Body Works Inc.	92,048	2,588
	Boyd Gaming Corp.	33,760	2,531
	Choice Hotels International Inc.	18,615	2,358
*	Hilton Grand Vacations Inc.	51,707	1,974
	Gentex Corp.	77,718	1,676
	KB Home	30,074	1,551
*	RH	6,275	1,136
*	YETI Holdings Inc.	29,788	910
	Wendy's Co.	64,412	734
			181,590
Consumer Staples (4.7%)
*	Sprouts Farmers Market Inc.	83,396	14,416
	Casey's General Stores Inc.	21,360	9,351
*	BJ's Wholesale Club Holdings Inc.	51,781	5,862
	Coca-Cola Consolidated Inc.	49,164	5,637
*	elf Beauty Inc.	47,044	5,292
	Ingredion Inc.	23,149	3,220
*	Celsius Holdings Inc.	84,122	3,187
*	BellRing Brands Inc.	49,254	3,101
*	Maplebear Inc.	62,040	2,833
*	Post Holdings Inc.	21,352	2,361
	Lancaster Colony Corp.	7,876	1,318
	Pilgrim's Pride Corp.	26,591	1,307
			57,885
Energy (3.1%)
	DT Midstream Inc.	84,508	8,851
	Permian Resources Corp.	533,541	6,728
	Viper Energy Inc. Class A	109,548	4,348

		Shares	Market Value ($000)
*	CNX Resources Corp.	124,192	4,009
	Range Resources Corp.	92,629	3,524
	Matador Resources Co.	61,889	2,662
	Antero Midstream Corp.	139,585	2,621
*	Valaris Ltd.	54,529	2,051
	ChampionX Corp.	63,604	1,531
	Weatherford International plc	29,236	1,275
			37,600
Financials (15.9%)
	Interactive Brokers Group Inc. Class A	90,812	19,042
	Equitable Holdings Inc.	258,470	13,665
	East West Bancorp Inc.	115,637	10,546
	RenaissanceRe Holdings Ltd.	41,075	10,245
	Kinsale Capital Group Inc.	18,451	8,709
	Houlihan Lokey Inc. Class A	45,060	7,871
	Primerica Inc.	27,830	7,531
	Morningstar Inc.	22,532	6,949
	Evercore Inc. Class A	29,533	6,837
	Western Alliance Bancorp	90,983	6,588
	Ryan Specialty Holdings Inc. Class A	88,730	6,350
	Stifel Financial Corp.	60,509	5,701
	SLM Corp.	175,485	5,680
*	Shift4 Payments Inc. Class A	57,274	5,429
	Hamilton Lane Inc. Class A	36,147	5,386
	RLI Corp.	69,558	5,347
	Cullen/Frost Bankers Inc.	37,511	4,763
	Pinnacle Financial Partners Inc.	40,866	4,343
	SEI Investments Co.	49,056	4,183
	Commerce Bancshares Inc.	58,059	3,658
	Jefferies Financial Group Inc.	72,013	3,500
	Wintrust Financial Corp.	28,855	3,446
	UMB Financial Corp.	32,942	3,397
	American Financial Group Inc.	26,521	3,288
	Carlyle Group Inc.	65,069	2,941
	Voya Financial Inc.	41,696	2,774
	Synovus Financial Corp.	57,645	2,757
*,1	WEX Inc.	20,404	2,712
	FirstCash Holdings Inc.	20,807	2,661
	MGIC Investment Corp.	99,564	2,634
	Zions Bancorp NA	49,293	2,335
*	Euronet Worldwide Inc.	20,305	2,199
	First Financial Bankshares Inc.	60,018	2,116
	International Bancshares Corp.	31,652	1,982
	Glacier Bancorp Inc.	42,528	1,764
	Affiliated Managers Group Inc.	9,996	1,759
	Federated Hermes Inc. Class B	39,607	1,671
	Home BancShares Inc.	58,539	1,656
	Janus Henderson Group plc	42,402	1,541
			195,956
Health Care (10.9%)
*	United Therapeutics Corp.	37,235	11,872
*	Neurocrine Biosciences Inc.	83,156	10,230
*	Exelixis Inc.	233,426	10,047
*	Hims & Hers Health Inc.	159,465	9,019
*	Tenet Healthcare Corp.	48,383	8,166
*	HealthEquity Inc.	72,278	7,272
	Encompass Health Corp.	59,656	7,212
	Ensign Group Inc.	47,553	7,003
*	Medpace Holdings Inc.	20,838	6,145
*	Masimo Corp.	37,064	6,023
*	Halozyme Therapeutics Inc.	106,110	5,950
*	Doximity Inc. Class A	111,344	5,800
*	Illumina Inc.	68,704	5,650
*	Globus Medical Inc. Class A	94,863	5,614
*	Penumbra Inc.	20,807	5,555
*	Lantheus Holdings Inc.	58,003	4,383
*	Roivant Sciences Ltd.	351,265	3,860
	Chemed Corp.	5,752	3,306
*	Sarepta Therapeutics Inc.	79,729	2,998

		Shares	Market Value ($000)
*	Repligen Corp.	18,235	2,153
*	Haemonetics Corp.	24,282	1,644
	Bruker Corp.	42,418	1,557
*	Cytokinetics Inc.	49,174	1,525
*	LivaNova plc	18,617	805
*	Sotera Health Co.	58,817	720
			134,509
Industrials (26.9%)
	EMCOR Group Inc.	38,368	18,104
	RB Global Inc.	153,803	16,195
	Comfort Systems USA Inc.	29,593	14,152
	Carlisle Cos. Inc.	37,078	14,096
	Curtiss-Wright Corp.	31,410	13,824
	Woodward Inc.	49,510	10,710
	Owens Corning	71,548	9,584
*	Clean Harbors Inc.	42,255	9,583
	BWX Technologies Inc.	76,270	9,580
*	RBC Bearings Inc.	26,081	9,542
*	ATI Inc.	118,975	9,475
	nVent Electric plc	137,479	9,046
*	MasTec Inc.	51,349	8,007
	Watsco Inc.	18,010	7,989
	Tetra Tech Inc.	223,547	7,811
	Mueller Industries Inc.	94,861	7,387
	ITT Inc.	48,207	7,257
	Applied Industrial Technologies Inc.	32,007	7,250
*	Paylocity Holding Corp.	36,357	6,941
	Acuity Inc.	25,572	6,646
	AECOM	58,648	6,442
*	American Airlines Group Inc.	548,437	6,258
*	ExlService Holdings Inc.	134,181	6,171
*	Saia Inc.	22,183	5,865
	Graco Inc.	69,001	5,842
	Esab Corp.	47,395	5,829
*	Chart Industries Inc.	35,074	5,502
*	XPO Inc.	47,920	5,455
	AAON Inc.	56,269	5,418
*	Core & Main Inc. Class A	98,352	5,391
*	Kirby Corp.	47,877	5,297
	Lincoln Electric Holdings Inc.	26,828	5,194
*	CACI International Inc. Class A	11,222	4,803
	Donaldson Co. Inc.	56,797	3,950
*	Alaska Air Group Inc.	76,657	3,904
	Valmont Industries Inc.	12,203	3,881
	Flowserve Corp.	76,735	3,830
	Crane Co.	21,514	3,687
	Simpson Manufacturing Co. Inc.	23,221	3,616
	Advanced Drainage Systems Inc.	28,282	3,110
	Genpact Ltd.	71,079	3,060
	GATX Corp.	18,395	2,929
	Watts Water Technologies Inc. Class A	11,631	2,816
	Ryder System Inc.	18,587	2,735
	MSA Safety Inc.	16,384	2,670
	Toro Co.	35,220	2,669
*	Parsons Corp.	38,936	2,525
*	Trex Co. Inc.	43,752	2,444
	KBR Inc.	46,634	2,434
	Exponent Inc.	25,383	1,938
	Hexcel Corp.	33,809	1,788
	Brink's Co.	18,185	1,492
			332,124
Information Technology (13.9%)
*	Guidewire Software Inc.	69,656	14,977
*	Docusign Inc.	168,496	14,930
*	Okta Inc.	136,455	14,078
*	Pure Storage Inc. Class A	258,507	13,853
*	Dynatrace Inc.	249,667	13,485
*	Coherent Corp.	129,259	9,776
*	Manhattan Associates Inc.	50,981	9,624

		Shares	Market Value ($000)
*	Fabrinet	30,019	6,991
*	Commvault Systems Inc.	36,697	6,721
*	MACOM Technology Solutions Holdings Inc.	49,613	6,033
*	Ciena Corp.	71,128	5,695
*	Rambus Inc.	88,914	4,754
	Entegris Inc.	65,566	4,507
*	Kyndryl Holdings Inc.	108,715	4,244
*	Appfolio Inc. Class A	19,392	4,095
	Pegasystems Inc.	37,233	3,654
	Belden Inc.	33,604	3,569
*	Dropbox Inc. Class A	110,195	3,180
*	Cirrus Logic Inc.	27,063	2,662
*	Lumentum Holdings Inc.	36,330	2,626
*	Lattice Semiconductor Corp.	56,336	2,532
*	Qualys Inc.	17,685	2,450
	Universal Display Corp.	16,919	2,425
*	Novanta Inc.	18,261	2,261
*	Onto Innovation Inc.	23,048	2,119
	MKS Inc.	22,994	1,890
	Vontier Corp.	52,046	1,861
	Cognex Corp.	56,627	1,697
*	Silicon Laboratories Inc.	11,629	1,402
*	Allegro MicroSystems Inc.	41,347	1,048
*	Blackbaud Inc.	15,583	970
	Crane NXT Co.	16,445	882
	Power Integrations Inc.	16,182	805
			171,796
Materials (4.1%)
	Carpenter Technology Corp.	41,660	9,790
	RPM International Inc.	61,116	6,957
	Eagle Materials Inc.	27,763	5,614
	Louisiana-Pacific Corp.	52,147	4,697
	AptarGroup Inc.	29,400	4,657
*	Knife River Corp.	47,228	4,444
	Royal Gold Inc.	24,687	4,397
*	Axalta Coating Systems Ltd.	98,329	3,029
	Graphic Packaging Holding Co.	97,578	2,168
	Cabot Corp.	25,307	1,890
	NewMarket Corp.	2,794	1,800
	Scotts Miracle-Gro Co.	13,335	794
			50,237
Real Estate (4.6%)
	Lamar Advertising Co. Class A	46,209	5,570
	Equity LifeStyle Properties Inc.	79,685	5,066
*	Jones Lang LaSalle Inc.	20,977	4,672
	Gaming & Leisure Properties Inc.	98,429	4,597
	CubeSmart	101,891	4,357
	Vornado Realty Trust	101,133	3,810
	American Homes 4 Rent Class A	100,587	3,807
	Brixmor Property Group Inc.	137,866	3,503
	Omega Healthcare Investors Inc.	94,080	3,481
	EastGroup Properties Inc.	20,373	3,454
	First Industrial Realty Trust Inc.	59,581	2,945
	Agree Realty Corp.	36,568	2,753
	Independence Realty Trust Inc.	115,238	2,142
	National Storage Affiliates Trust	58,449	2,011
	Kite Realty Group Trust	78,727	1,741
	COPT Defense Properties	48,712	1,337
	Park Hotels & Resorts Inc.	84,556	876
			56,122
Utilities (0.3%)
	IDACORP Inc.	18,201	2,165
	Ormat Technologies Inc.	21,552	1,602
			3,767
Total Common Stocks (Cost $1,031,117)			1,229,313

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $4,339)	4.342%	43,396	4,339
Total Investments (100.1%) (Cost $1,035,456)				1,233,652
Other Assets and Liabilities—Net (-0.1%)				(920)
Net Assets (100%)				1,232,732
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $532.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $552 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2025	2	601	22

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alaska Air Group Inc.	8/29/25	BANA	1,151	(4.338)	169	—
Crocs Inc.	8/29/25	BANA	964	(4.338)	52	—
Pilgrim's Pride Corp.	8/29/25	BANA	382	(4.338)	—	(39)
					221	(39)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,229,313	—	—	1,229,313
Temporary Cash Investments	4,339	—	—	4,339
Total	1,233,652	—	—	1,233,652

Derivative Financial Instruments
Assets
Futures Contracts[1]	22	—	—	22
Swap Contracts	—	221	—	221
Total	22	221	—	243
Liabilities
Swap Contracts	—	(39)	—	(39)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.